Financial assets at amortized cost and other positions in scope of expected credit loss measurement (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Disclosure Of Credit Risk Exposure Explanatory
USD m 31.12.22
Carrying amount
1
ECL allowances
Financial instruments measured at

amortized cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 169,445 169,402 44 0 (12) 0 (12) 0
Loans and advances to banks 14,792 14,792 1 0 (6) (5) (1) 0
Receivables from securities financing transactions

measured at amortized cost
67,814 67,814 0 0 (2) (2) 0 0
Cash collateral receivables on derivative

instruments
35,032 35,032 0 0 0 0 0 0
Loans and advances to customers 387,220 370,095 15,587 1,538 (783) (129) (180) (474)
of which: Private clients with mortgages 156,930 147,651 8,579 699 (161) (27) (107) (28)
of which: Real estate financing 46,470 43,112 3,349 9 (41) (17) (23) 0 of which: Large corporate clients 12,226 10,733 1,189 303 (130) (24) (14) (92)
of which: SME clients 13,903 12,211 1,342 351 (251) (26) (22) (203)
of which: Lombard 132,287 132,196 0 91 (26) (9) 0 (17)
of which: Credit cards 1,834 1,420 382 31 (36) (7) (10) (19)
of which: Commodity trade finance 3,272 3,261 0 11 (96) (6) 0 (90)
Other financial assets measured at amortized cost 53,264 52,704 413 147 (86) (17) (6) (63)
of which: Loans to financial advisors 2,611 2,357 128 126 (59) (7) (2) (51)
Total financial assets

measured at amortized cost
727,568 709,839 16,044 1,685 (889) (154) (199) (537)
Financial assets measured at

fair value through other comprehensive

income
2,239 2,239 0 0 0 0 0 0
Total on-balance

sheet financial assets within the scope of

ECL requirements
729,807 712,078 16,044 1,685 (889) (154) (199) (537)
Total exposure ECL provisions
Off-balance sheet (within the scope

of ECL)
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,167 19,805 2,254 108 (48) (13) (9) (26)
of which: Large corporate clients 3,663 2,883 721 58 (26) (2) (3) (21)
of which: SME clients 1,337 1,124 164 49 (5) (1) (1) (3)
of which: Financial intermediaries and hedge funds

11,833 10,513 1,320 0 (12) (8) (4) 0
of which: Lombard 2,376 2,376 0 1 (1) 0 0 (1)
of which: Commodity trade finance 2,121 2,121 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,996 37,531 2,341 124 (111) (59) (52) 0 of which: Large corporate clients 23,611 21,488 2,024 99 (93) (49) (45) 0
Forward starting reverse repurchase

and securities borrowing agreements
3,801 3,801 0 0 0 0 0 0
Committed unconditionally revocable credit lines 41,390 39,521 1,833 36 (40) (32) (8) 0 of which: Real estate financing 8,711 8,528 183 0 (6) (6) 0 0 of which: Large corporate clients 4,578 4,304 268 5 (4) (1) (2) 0 of which: SME clients 4,723 4,442 256 26 (19) (16) (3) 0
of which: Lombard 7,855 7,854 0 1 0 0 0 0
of which: Credit cards 9,390 8,900 487 3 (7) (5) (2) 0
of which: Commodity trade finance 327 327 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 4,696 4,600 94 2 (2) (2) 0 0
Total off-balance sheet

financial instruments and credit lines
112,050 105,258 6,522 270 (201) (106) (69) (26)
Total allowances and

provisions
(1,091) (259) (267) (564)
1 The carrying amount

of financial assets measured

at amortized cost represents

the total gross exposure

net of the respective ECL

allowances.

USD m 31.12.21
Carrying amount
1
ECL allowances
Financial instruments measured at

amortized cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 192,817 192,817 0 0 0 0 0 0
Loans and advances to banks 15,480 15,453 26 1 (8) (7) (1) 0
Receivables from securities financing transactions

measured at amortized cost
75,012 75,012 0 0 (2) (2) 0 0
Cash collateral receivables on derivative

instruments
30,514 30,514 0 0 0 0 0 0
Loans and advances to customers 397,761 380,564 15,620 1,577 (850) (126) (152) (572)
of which: Private clients with mortgages 152,479 143,505 8,262 711 (132) (28) (71) (33)
of which: Real estate financing 43,945 40,463 3,472 9 (60) (19) (40) 0 of which: Large corporate clients 13,990 12,643 1,037 310 (170) (22) (16) (133)
of which: SME clients 14,004 12,076 1,492 436 (259) (19) (15) (225)
of which: Lombard 149,283 149,255 0 27 (33) (6) 0 (28)
of which: Credit cards 1,716 1,345 342 29 (36) (10) (9) (17)
of which: Commodity trade finance 3,813 3,799 7 7 (114) (6) 0 (108)
Other financial assets measured at amortized cost 26,209 25,718 302 189 (109) (27) (7) (76)
of which: Loans to financial advisors 2,453 2,184 106 163 (86) (19) (3) (63)
Total financial assets

measured at amortized cost
737,794 720,079 15,948 1,767 (969) (161) (160) (647)
Financial assets measured at

fair value through other comprehensive

income
8,844 8,844 0 0 0 0 0 0
Total on-balance

sheet financial assets within the scope of

ECL requirements
746,638 728,923 15,948 1,767 (969) (161) (160) (647)
Total exposure ECL provisions
Off-balance sheet (within the scope

of ECL)
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 20,972 19,695 1,127 150 (41) (18) (8) (15)
of which: Large corporate clients 3,464 2,567 793 104 (6) (3) (3) 0 of which: SME clients 1,353 1,143 164 46 (8) (1) (1) (7)
of which: Financial intermediaries and hedge funds

9,575 9,491 84 0 (17) (13) (4) 0
of which: Lombard 2,454 2,454 0 0 (1) 0 0 (1)
of which: Commodity trade finance 3,137 3,137 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,478 37,097 2,335 46 (114) (72) (42) 0 of which: Large corporate clients 23,922 21,811 2,102 9 (100) (66) (34) 0
Forward starting reverse repurchase

and securities borrowing agreements
1,444 1,444 0 0 0 0 0 0
Committed unconditionally revocable credit lines 40,778 38,207 2,508 63 (38) (28) (10) 0 of which: Real estate financing 7,328 7,046 281 0 (5) (4) (1) 0 of which: Large corporate clients 5,358 4,599 736 23 (7) (4) (3) 0 of which: SME clients 5,160 4,736 389 35 (15) (11) (3) 0
of which: Lombard 8,670 8,670 0 0 0 0 0 0
of which: Credit cards 9,466 9,000 462 4 (6) (5) (2) 0
of which: Commodity trade finance 117 117 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,611 5,527 36 48 (3) (3) 0 0
Total off-balance sheet

financial instruments and credit lines
108,284 101,971 6,006 307 (196) (121) (60) (15)
Total allowances and

provisions
(1,165) (282) (220) (662)
1 The carrying amount

of financial assets measured

at amortized cost represents

the total gross exposure

net of the respective ECL

allowances.

Disclosure Of Coverage Ratios Explanatory
31.12.22
Gross carrying amount (USD

m)
ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 157,091 147,678 8,686 727 10 2 123 9 381
Real estate financing 46,511 43,129 3,372 9 9 4 70 9 232
Total real estate lending 203,602 190,807 12,059 736 10 2 108 9 379
Large corporate clients 12,356 10,757 1,204 395 105 22 120 32 2,325
SME clients 14,154 12,237 1,364 553 177 22 161 36 3,664
Total corporate lending 26,510 22,994 2,567 949 144 22 142 34 3,106
Lombard 132,313 132,205 0 108 2 1 0 1 1,580
Credit cards 1,869 1,427 393 50 190 46 256 91 3,779
Commodity trade finance 3,367 3,266 0 101 285 18 0 18 8,901
Other loans and advances to customers 20,342 19,525 748 68 21 7 38 8 3,769
Loans to financial advisors 2,670 2,364 130 176 221 28 124 33 2,870
Total other lending 160,561 158,787 1,270 503 16 3 114 4 4,016
Total
1
390,672 372,588 15,896 2,188 22 4 114 8 2,398
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,535 6,296 236 3 5 4 18 4 1,183
Real estate financing 10,054 9,779 275 0 6 7 0 6 0
Total real estate lending 16,589 16,075 511 3 6 6 2 6 1,288
Large corporate clients 32,126 28,950 3,013 163 38 18 165 32 1,263
SME clients 7,122 6,525 499 98 47 30 214 43 304
Total corporate lending 39,247 35,475 3,513 260 40 20 172 34 903
Lombard 12,919 12,918 0 1 2 1 0 1 0
Credit cards 9,390 8,900 487 3 7 5 36 7 0
Commodity trade finance 2,459 2,459 0 0 3 3 0 3 0
Financial intermediaries and hedge funds 15,841 14,177 1,664 0 9 7 25 9 0
Other off-balance sheet commitments 11,803 11,454 346 3 11 8 68 9 0
Total other lending 52,412 49,907 2,498 7 7 5 33 6 0
Total
2
108,249 101,457 6,522 270 19 10 106 16 980
Total on-

and off-balance sheet
3
498,921 474,045 22,418 2,458 21 5 112 10 2,242
1 Includes Loans and advances

to customers and Loans to

financial advisors which

are presented on the

balance sheet line Other

assets measured at amortized

cost.

2 Excludes Forward

starting reverse repurchase
and securities borrowing agreements.

3
Includes on-balance-sheet

exposure, gross and

off-balance-sheet exposure

(notional) and the related

ECL coverage ratio.

31.12.21
Gross carrying amount (USD

m)
ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 152,610 143,533 8,333 744 9 2 85 6 446
Real estate financing 44,004 40,483 3,512 10 14 5 114 14 231
Total real estate lending 196,615 184,016 11,845 754 10 3 94 8 443
Large corporate clients 14,161 12,665 1,053 443 120 18 148 28 2,997
SME clients 14,263 12,095 1,507 661 182 16 103 25 3,402
Total corporate lending 28,424 24,760 2,560 1,104 151 17 121 26 3,240
Lombard 149,316 149,261 0 55 2 0 0 0 5,026
Credit cards 1,752 1,355 351 46 204 72 255 109 3,735
Commodity trade finance 3,927 3,805 7 115 290 15 3 15 9,388
Other loans and advances to customers 18,578 17,493 1,010 75 25 9 15 10 3,730
Loans to financial advisors 2,539 2,203 109 226 338 88 303 99 2,791
Total other lending 176,111 174,117 1,477 517 18 3 93 4 4,718
Total
1
401,150 382,893 15,882 2,374 23 4 98 8 2,673
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 9,123 8,798 276 49 3 3 9 3 15
Real estate financing 8,766 8,481 285 0 9 7 88 9 0
Total real estate lending 17,889 17,278 562 49 6 5 49 6 15
Large corporate clients 32,748 28,981 3,630 136 34 25 110 35 1
SME clients 8,077 7,276 688 114 38 19 151 30 585
Total corporate lending 40,826 36,258 4,318 250 35 24 117 34 266
Lombard 14,438 14,438 0 0 1 0 0 0 0
Credit cards 9,466 9,000 462 4 7 5 34 7 0
Commodity trade finance 3,262 3,262 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 12,153 11,784 369 0 15 12 120 15 0
Other off-balance sheet commitments 8,806 8,507 296 4 15 6 30 7 0
Total other lending 48,126 46,991 1,127 8 9 5 61 7 0
Total
2
106,840 100,527 6,006 307 18 12 100 17 486
Total on-

and off-balance sheet
3
507,990 483,420 21,888 2,681 22 6 99 10 2,423
1 Includes Loans

and advances to

customers and Loans

to financial

advisors which are

presented on the

balance sheet line

Other assets measured

at amortized

cost.

2 Excludes Forward

starting reverse

repurchase
and securities borrowing agreements.

3 Includes on-balance-sheet

exposure, gross and

off-balance-sheet exposure

(notional) and the related

ECL coverage ratio.

UBS AG
Entity [Table]
Disclosure Of Credit Risk Exposure Explanatory
USD m 31.12.22
Carrying amount
1
ECL allowances
Financial instruments measured

at amortized cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 169,445 169,402 44 0 (12) 0 (12) 0
Loans and advances to banks 14,671 14,670 1 0 (6) (5) (1) 0
Receivables from securities financing transactions

measured at amortized cost
67,814 67,814 0 0 (2) (2) 0 0
Cash collateral receivables on derivative

instruments
35,033 35,033 0 0 0 0 0 0
Loans and advances to customers 390,027 372,903 15,587 1,538 (783) (129) (180) (474)
of which: Private clients with mortgages 156,930 147,651 8,579 699 (161) (27) (107) (28)
of which: Real estate financing 46,470 43,112 3,349 9 (41) (17) (23) 0 of which: Large corporate clients 12,226 10,733 1,189 303 (130) (24) (14) (92)
of which: SME clients 13,903 12,211 1,342 351 (251) (26) (22) (203)
of which: Lombard 132,287 132,196 0 91 (26) (9) 0 (17)
of which: Credit cards 1,834 1,420 382 31 (36) (7) (10) (19)
of which: Commodity trade finance 3,272 3,261 0 11 (96) (6) 0 (90)
Other financial assets measured at amortized cost 53,389 52,829 413 147 (86) (17) (6) (63)
of which: Loans to financial advisors 2,611 2,357 128 126 (59) (7) (2) (51)
Total financial assets

measured at amortized cost
730,379 712,651 16,044 1,685 (890) (154) (199) (537)
Financial assets measured at

fair value through other comprehensive

income
2,239 2,239 0 0 0 0 0 0
Total on-balance

sheet financial assets within the scope of

ECL requirements
732,618 714,889 16,044 1,685 (890) (154) (199) (537)
Total exposure ECL provisions
Off-balance sheet (within the

scope of ECL)
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,167 19,805 2,254 108 (48) (13) (9) (26)
of which: Large corporate clients 3,663 2,883 721 58 (26) (2) (3) (21)
of which: SME clients 1,337 1,124 164 49 (5) (1) (1) (3)
of which: Financial intermediaries and hedge funds

11,833 10,513 1,320 0 (12) (8) (4) 0
of which: Lombard 2,376 2,376 0 1 (1) 0 0 (1)
of which: Commodity trade finance 2,121 2,121 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,996 37,531 2,341 124 (111) (59) (52) 0 of which: Large corporate clients 23,611 21,488 2,024 99 (93) (49) (45) 0
Forward starting reverse repurchase

and securities borrowing agreements
3,801 3,801 0 0 0 0 0 0
Committed unconditionally revocable credit lines 43,677 41,809 1,833 36 (40) (32) (8) 0 of which: Real estate financing 8,711 8,528 183 0 (6) (6) 0 0 of which: Large corporate clients 4,578 4,304 268 5 (4) (1) (2) 0 of which: SME clients 4,723 4,442 256 26 (19) (16) (3) 0
of which: Lombard 7,855 7,854 0 1 0 0 0 0
of which: Credit cards 9,390 8,900 487 3 (7) (5) (2) 0
of which: Commodity trade finance 327 327 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 4,696 4,600 94 2 (2) (2) 0 0
Total off-balance sheet

financial instruments and credit lines
114,337 107,545 6,522 270 (201) (106) (69) (26)
Total allowances and

provisions
(1,091) (260) (267) (564)
1 The carrying amount

of financial assets measured

at amortized cost represents

the total gross exposure

net of the respective ECL

allowances.

USD m 31.12.21
Carrying amount
1
ECL allowances
Financial instruments measured

at amortized cost
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 192,817 192,817 0 0 0 0 0 0
Loans and advances to banks 15,360 15,333 26 1 (8) (7) (1) 0
Receivables from securities financing transactions

measured at amortized cost
75,012 75,012 0 0 (2) (2) 0 0
Cash collateral receivables on derivative

instruments
30,514 30,514 0 0 0 0 0 0
Loans and advances to customers 398,693 381,496 15,620 1,577 (850) (126) (152) (572)
of which: Private clients with mortgages 152,479 143,505 8,262 711 (132) (28) (71) (33)
of which: Real estate financing 43,945 40,463 3,472 9 (60) (19) (40) 0 of which: Large corporate clients 13,990 12,643 1,037 310 (170) (22) (16) (133)
of which: SME clients 14,004 12,076 1,492 436 (259) (19) (15) (225)
of which: Lombard 149,283 149,255 0 27 (33) (6) 0 (28)
of which: Credit cards 1,716 1,345 342 29 (36) (10) (9) (17)
of which: Commodity trade finance 3,813 3,799 7 7 (114) (6) 0 (108)
Other financial assets measured at amortized cost 26,236 25,746 302 189 (109) (27) (7) (76)
of which: Loans to financial advisors 2,453 2,184 106 163 (86) (19) (3) (63)
Total financial assets

measured at amortized cost
738,632 720,917 15,948 1,767 (969) (161) (160) (647)
Financial assets measured at

fair value through other comprehensive

income
8,844 8,844 0 0 0 0 0 0
Total on-balance

sheet financial assets within the scope of

ECL requirements
747,477 729,762 15,948 1,767 (969) (161) (160) (647)
Total exposure ECL provisions
Off-balance sheet (within the

scope of ECL)
Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 20,972 19,695 1,127 150 (41) (18) (8) (15)
of which: Large corporate clients 3,464 2,567 793 104 (6) (3) (3) 0 of which: SME clients 1,353 1,143 164 46 (8) (1) (1) (7)
of which: Financial intermediaries and hedge funds

9,575 9,491 84 0 (17) (13) (4) 0
of which: Lombard 2,454 2,454 0 0 (1) 0 0 (1)
of which: Commodity trade finance 3,137 3,137 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,478 37,097 2,335 46 (114) (72) (42) 0 of which: Large corporate clients 23,922 21,811 2,102 9 (100) (66) (34) 0
Forward starting reverse repurchase

and securities borrowing agreements
1,444 1,444 0 0 0 0 0 0
Committed unconditionally revocable credit lines 42,373 39,802 2,508 63 (38) (28) (10) 0 of which: Real estate financing 7,328 7,046 281 0 (5) (4) (1) 0 of which: Large corporate clients 5,358 4,599 736 23 (7) (4) (3) 0 of which: SME clients 5,160 4,736 389 35 (15) (11) (3) 0
of which: Lombard 8,670 8,670 0 0 0 0 0 0
of which: Credit cards 9,466 9,000 462 4 (6) (5) (2) 0
of which: Commodity trade finance 117 117 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 5,611 5,527 36 48 (3) (3) 0 0
Total off-balance sheet

financial instruments and credit lines
109,878 103,565 6,006 307 (196) (121) (60) (15)
Total allowances and

provisions
(1,165) (282) (220) (662)
1 The carrying amount

of financial assets measured

at amortized cost represents

the total gross exposure

net of the respective ECL

allowances.

Disclosure Of Coverage Ratios Explanatory
31.12.22
Gross carrying amount (USD

m)
ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 157,091 147,678 8,686 727 10 2 123 9 381
Real estate financing 46,511 43,129 3,372 9 9 4 70 9 232
Total real estate lending 203,602 190,807 12,059 736 10 2 108 9 379
Large corporate clients 12,356 10,757 1,204 395 105 22 120 32 2,325
SME clients 14,154 12,237 1,364 553 177 22 161 36 3,664
Total corporate lending 26,510 22,994 2,567 949 144 22 142 34 3,106
Lombard 132,313 132,205 0 108 2 1 0 1 1,580
Credit cards 1,869 1,427 393 50 190 46 256 91 3,779
Commodity trade finance 3,367 3,266 0 101 285 18 0 18 8,901
Other loans and advances to customers 23,149 22,333 748 68 18 6 38 7 3,769
Loans to financial advisors 2,670 2,364 130 176 221 28 124 33 2,870
Total other lending 163,368 161,595 1,270 503 16 3 114 3 4,016
Total
1
393,480 375,396 15,896 2,188 21 4 114 8 2,398
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,535 6,296 236 3 5 4 18 4 1,183
Real estate financing 10,054 9,779 275 0 6 7 0 6 0
Total real estate lending 16,589 16,075 511 3 6 6 2 6 1,288
Large corporate clients 32,126 28,950 3,013 163 38 18 165 32 1,263
SME clients 7,122 6,525 499 98 47 30 214 43 304
Total corporate lending 39,247 35,475 3,513 260 40 20 172 34 903
Lombard 12,919 12,918 0 1 2 1 0 1 0
Credit cards 9,390 8,900 487 3 7 5 36 7 0
Commodity trade finance 2,459 2,459 0 0 3 3 0 3 0
Financial intermediaries and hedge funds 18,128 16,464 1,664 0 7 6 25 7 0
Other off-balance sheet commitments 11,803 11,454 346 3 11 8 68 9 0
Total other lending 54,700 52,195 2,498 7 6 5 33 6 0
Total
2
110,537 103,745 6,522 270 18 10 106 16 980
Total on-

and off-balance sheet
3
504,016 479,140 22,418 2,458 21 5 112 10 2,242
1 Includes Loans

and advances to

customers and Loans

to financial

advisors which are

presented on the

balance sheet line

Other assets measured

at amortized

cost.

2 Excludes Forward

starting reverse

repurchase
and securities borrowing agreements.

3 Includes on-balance-sheet

exposure, gross and

off-balance-sheet exposure

(notional) and the related

ECL coverage ratio.

31.12.21
Gross carrying amount (USD

m)
ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 152,610 143,533 8,333 744 9 2 85 6 446
Real estate financing 44,004 40,483 3,512 10 14 5 114 14 231
Total real estate lending 196,615 184,016 11,845 754 10 3 94 8 443
Large corporate clients 14,161 12,665 1,053 443 120 18 148 28 2,997
SME clients 14,263 12,095 1,507 661 182 16 103 25 3,402
Total corporate lending 28,424 24,760 2,560 1,104 151 17 121 26 3,240
Lombard 149,316 149,261 0 55 2 0 0 0 5,026
Credit cards 1,752 1,355 351 46 204 72 255 109 3,735
Commodity trade finance 3,927 3,805 7 115 290 15 3 15 9,388
Other loans and advances to customers 19,510 18,425 1,010 75 23 9 15 9 3,730
Loans to financial advisors 2,539 2,203 109 226 338 88 303 99 2,791
Total other lending 177,043 175,049 1,477 517 18 3 93 4 4,718
Total
1
402,081 383,825 15,882 2,374 23 4 98 8 2,673
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 9,123 8,798 276 49 3 3 9 3 15
Real estate financing 8,766 8,481 285 0 9 7 88 9 0
Total real estate lending 17,889 17,278 562 49 6 5 49 6 15
Large corporate clients 32,748 28,981 3,630 136 34 25 110 35 1
SME clients 8,077 7,276 688 114 38 19 151 30 585
Total corporate lending 40,826 36,258 4,318 250 35 24 117 34 266
Lombard 14,438 14,438 0 0 1 0 0 0 0
Credit cards 9,466 9,000 462 4 7 5 34 7 0
Commodity trade finance 3,262 3,262 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 13,747 13,379 369 0 13 10 120 13 0
Other off-balance sheet commitments 8,806 8,507 296 4 15 6 30 7 0
Total other lending 49,720 48,585 1,127 8 8 5 61 7 0
Total
2
108,434 102,121 6,006 307 18 12 100 17 486
Total on-

and off-balance sheet
3
510,516 485,946 21,888 2,681 22 5 99 9 2,423
1 Includes Loans

and advances to

customers and Loans

to financial

advisors which are

presented on the

balance sheet line

Other assets measured

at amortized

cost.

2 Excludes Forward

starting reverse

repurchase
and securities borrowing agreements.

3 Includes on-balance-sheet

exposure, gross and

off-balance-sheet exposure

(notional) and the related

ECL coverage ratio.